Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Transactions and outstanding balances of related parties

Transactions and outstanding balances of related parties were as follows:

Transactions during the year

	Year ended December 31, 2025	Year ended December 31, 2024
Share Capital Issued at nominal value
Brooks Newmark	$—	$2,977
Steve Perry	42	150
Peter Vesco	79	—
DBLP Sea Cow Ltd.	1,984	—
Igor Lychagov	—	150
Convertible promissory notes repaid
DBLP Sea Cow (2)	—	1,250,000
Adam Wagner	—	31,250
Estate of John Wagner	2,915	19,844
Anthony Sharp	23,079
Arthur Yao	—	93,750
Loans Repaid
DBLP Sea Cow (2)	—	—
Convertible promissory notes taken
DBLP Sea Cow Ltd.	—	1,250,000
Adam Wagner	—	31,250
John Wagner	—	19,844
Arthur Yao	—	93,750
Steve Perry	—	—
Sauvik Banerjee	—	—

Debt converted into shares, including interest
Igor Lychagov	—	3,559,380
Steve Perry	108,047	—
Convertible Loans taken
Steve Perry	—	—
Loans Taken
Dan Wagner	—	4,463,322
Igor Lychagov	—	—
Loans repaid
Daniel Wagner	4,654,727	—
DBLP Sea Cow Ltd. (2)	447,067	—
Managerial remuneration
Key Management Personnel
Dan Wagner	322,679	306,725
Crispin Lowery	32,268	—
Salman Ahmad	242,009	230,044
Richard Burchill	260,496	281,164
Sauvik Banerjee	165,134	—
	$1,022,586	$817,933
Sales and marketing	32,268	—
General and Administrative	990,318	817,933
	$1,022,586	$817,933
Share-based compensation
DBLP Sea Cow (2)	5,325,000	61,230,453
Richard Burchill	269,167	1,153,439
Salman Ahmad	269,167	228,056
Peter Vesco	269,167	194,722
Arthur Yao (1)	269,167	194,722
Sauvik Banerjee	—	—
	$6,401,668	$63,001,392
Sales and marketing	269,167	389,444
General and Administrative	6,132,501	62,611,948
	$6,401,668	$63,001,392
Consulting fees
DBLP Sea Cow (2)	300,000	300,000
Peter Vesco	424,186	321,675
Arthur Yao (1)	410,000	300,000
	$1,134,186	$921,675
Sales and marketing	834,186	621,675
General and Administrative	300,000	300,000
	$1,134,186	$921,675
Director remuneration
Sir David Wright	403,349	95,852
Anthony Sharp	93,710	383,405
Steve Perry	100,403	95,852
Derek Smith	100,403	95,852
	$697,865	$670,961

Sales and marketing	—	—
General and Administrative	697,865	670,961
	$697,865	$670,961
Management remuneration
Sales and marketing	1,833,486	1,011,119
General and Administrative	8,120,684	64,400,841
	$9,954,170	$65,411,960
Business development expenses
Rezolve China (3)	$195,008	$4,750,430

1.
Amounts paid to Arthur Yao were paid out of Rezolve Limited in the UK. The Company’s operations in China have since been liquidated through the Demerger (Refer to Note 2.1—Basis of presentation).
2.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
3.
The Company has expensed all cash transferred to its former subsidiary Rezolve China (Refer to Note 2.1—Basis of presentation).

Summary of Outstanding balances as at reporting date

Outstanding balances as at reporting date

	December 31, 2025	December 31, 2024
Short term debt to related party
DBLP Sea Cow (2)	$11,973	$447,067
Daniel Wagner	—	4,655,144
Igor Lychagov	—	—
	$11,973	$5,102,211
Due to related party
DBLP Sea Cow (2)	32,918	—
Daniel Wagner	—	899,978
Arthur Yao	—	137,019
Peter Vesco	—	—
Steve Perry	—	17,433
Sauvik Banerjjee	—	—
Anthony Sharp	—	—
	$32,918	$1,054,430
Short term convertible debt
Steve Perry	$—	$95,309

2.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.